Business combinations, Paragon Transaction, Restructuring (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Restructuring Cost and Reserve [Line Items]
Right-of-use lease asset, non-current	$ 2,900,000	$ 6,500,000
Restructuring cost	0	0	$ 30,700,000
Paragon Offshore Limited
Restructuring Cost and Reserve [Line Items]
Opening balance	0	7,000,000.0	0
Onerous office lease	0	0	7,000,000.0
Non-current restructuring provision	0	0	7,000,000.0
Current	400,000	4,900,000	0
Severence	0	1,700,000	22,800,000
Severance payments	(400,000)	(1,300,000)	(21,100,000)
Onerous office lease	0	0	5,200,000
Lease payments	0	0	(2,000,000.0)
Current restructuring provision	0	400,000	4,900,000
Total	0	400,000	11,900,000
Restructuring cost			7,700,000
Future lease obligation			10,200,000
Future lease obligation recognized before acquisition			4,500,000
Additional restructuring cost to be recognized			0
Paragon Offshore Limited | Accounting Standards Update 2016-02
Restructuring Cost and Reserve [Line Items]
Opening balance	7,000,000.0	0
Non-current restructuring provision	0	7,000,000.0	0
Current	3,200,000	0
Current restructuring provision	$ 0	$ 3,200,000	$ 0
Total				$ 10,200,000